Expenses by Nature and Function - Summarizes the Company's Operating Expenses by Function (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Expenses, by nature	$ 50,397	$ 50,388	$ 50,535
General And Administration [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Expenses, by nature	18,092	19,022	19,899
Customer Service And Operations [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Expenses, by nature	11,524	11,359	11,351
Marketing [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Expenses, by nature	4,158	4,105	3,379
Technology And Development [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Expenses, by nature	$ 16,623	$ 15,902	$ 15,906